INVESTMENTS	12 Months Ended
Dec. 31, 2025
Atlantic American Corporation 401(k) Retirement Savings Plan [Member]
INVESTMENTS [Abstract]
INVESTMENTS
NOTE 3—INVESTMENTS

As of December 31, 2025, assets carried at fair value were measured on a recurring basis as summarized below:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Employer common stock fund	$-	$951,473	$-	$951,473
Registered investment companies	19,677,488	-	-	19,677,488
Total investments in the fair value hierarchy	$19,677,488	$951,473	$-	20,628,961
Common/collective trusts measured at NAV*				10,702,092

Total				$31,331,053
As of December 31, 2024, assets carried at fair value were measured on a recurring basis as summarized below:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Employer common stock fund	$-	$554,930	$-	$554,930
Registered investment companies	17,447,356	-	-	17,447,356
Total investments in the fair value hierarchy	$17,447,356	$554,930	$-	18,002,286
Common/collective trusts measured at NAV*				10,410,900

Total				$28,413,186

*
Certain investments that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.

Plan management periodically evaluates the significance of transfers between levels, if any, based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the year ended December 31, 2025, there were no material transfers between levels 1, 2, or 3.